Related party transactions (Details) - Schedule of related parties	12 Months Ended
Dec. 31, 2022
Dong Hu [Member]
Related Party Transaction [Line Items]
Name of related parties	Dong Hu
Relationship with the Company	Chief Executive Officer (CEO) and Chief Financial Officer (CFO) of the Company
Hong Kong Dewang Limited [Member]
Related Party Transaction [Line Items]
Name of related parties	Hong Kong Dewang Limited
Relationship with the Company	Wholly owned by Zhengqian Jiang, father-in-law of Dong Hu
Zhejiang Wansi Computer Manufacturing Company Limited [Member]
Related Party Transaction [Line Items]
Name of related parties	Zhejiang Wansi Computer Manufacturing Company Limited
Relationship with the Company	68% owned by Aiqun Jiang, spouse of Dong Hu
Hangzhou Yibang Zhiyang Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related parties	Hangzhou Yibang Zhiyang Technology Co., Ltd.
Relationship with the Company	Controlled by Dong Hu
Top Max Limited [Member]
Related Party Transaction [Line Items]
Name of related parties	Top Max Limited
Relationship with the Company	Controlled by Dong Hu
Shubo Qian [Member]
Related Party Transaction [Line Items]
Name of related parties	Shubo Qian
Relationship with the Company	Brother-in-law of Dong Hu
Jun Hu [Member]
Related Party Transaction [Line Items]
Name of related parties	Jun Hu
Relationship with the Company	Sister of Dong Hu
Hangzhou Yiquansheng Communication Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related parties	Hangzhou Yiquansheng Communication Technology Co., Ltd.
Relationship with the Company	Controlled by Dong Hu